EXHIBIT 99.2

John Deere Owner Trust 2014

Statement to Certificateholders

$308,000,000   Class A-1  0.20000%  Asset Backed Notes due May 01, 2015

$292,000,000   Class A-2  0.45%  Asset Backed Notes due September 15, 2016

$313,000,000   Class A-3  0.92%  Asset Backed Notes due April 16, 2018

$94,165,000   Class A-4  1.45%  Asset Backed Notes due July 15, 2020

$25,829,050  Asset Backed Certificates

Payment Date:				15-Apr-16

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$18,730,198.17
		per $1,000 original principal amount:		$59.84

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Certificates:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$18,730,198.17

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$171,020.22
			per $1,000 original principal amount:	$0.55

		(iv)	Class A-4 Notes:	$113,782.71
			per $1,000 original principal amount:	$1.21

		(v)	Total:	$284,802.93

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$327,103,734.59

	(b)	Note Value at end of related Collection Period:		$324,333,708.44

	(c)	Pool Face Amount at the end of related Collection Period:		$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$204,339,658.52
		(ii)	A-3 Note Pool Factor:	0.6528424

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$94,165,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$25,829,049.92
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$288,584.20
		(i) per $1,000 original principal amount:	$0.27
	(b)	Amount of Servicing Fee earned:	$288,584.20
	(c)	Amount of Servicing Fee paid:	$288,584.20
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	(i)	Amount in Reserve Account:	$10,329,940.50
	(ii)	Specified Reserve Account Balance:	$10,329,940.50

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:	$5,006,151.65
	(ii)	Payoff Amount of Receivables 60 days or more past due as a% of the Pool Balance:	1.53%

(11)	(i)	Aggregate amount of net losses for the collection period:	$99,604.66
	(ii)	Cumulative amount of net losses:	$1,942,194.25
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.18%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$1,739,637.17
		(ii) % of Pool Balance:	0.50%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%